Condensed Consolidated Statements of Operations and Comprehensive Loss 10-Q - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenues	$ 2,755	$ 0
Operating expenses:
General and administrative and legal and professional expenses	12,525,661	1,982,108
Athlete	2,508,472	965,410
Marketing	1,493,269	400,541
Depreciation	16,661	198
Total operating expenses	16,544,063	3,348,257
Loss from operations	(16,541,308)	(3,348,257)
Other income (expenses):
Interest income and other expense, net	111,878	40,038
Total other income (expenses), net	111,878	40,038
Loss before income taxes	(16,429,430)	(3,308,219)
Net loss	(16,429,430)	(3,308,219)
Comprehensive loss	$ (16,429,430)	$ (3,308,219)
Net loss per share, basic (usd per share)	$ (1.61)	$ (0.33)
Net loss per share, diluted (usd per share)	$ (1.61)	$ (0.33)
Weighted-average shares of common stock, basic (in shares)	10,233,183	10,000,000
Weighted-average shares of common stock, diluted (in shares)	10,233,183	10,000,000